Condensed Consolidated Statements of Comprehensive Income (Loss) Parentheticals - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Net Investment Hedging [Member]
Foreign currency hedges, amount recognized in other comprehensive income, tax	$ 2.1	$ 0.5	$ 4.0	$ (1.8)
Interest rate hedges
Interest rate hedges, net gain recognized in other comprehensive income, tax	0.0	(0.1)	0.0	(0.2)
Pension and other post-retirement benefits
Net actuarial loss amortization, tax	$ (0.5)	$ (0.6)	$ (1.0)	$ (1.2)